Inventories (Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	$ 19,608	$ 21,588
Inventories	6,336	7,632
Cost Of Inventories Recognised as Expense	19,391	21,371
Retail [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	15,112	16,171
Inventories	5,041	6,035
Potash [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	1,396	1,400
Inventories	371	398
Nitrogen [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	2,828	4,252
Inventories	493	706
Phosphate [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	1,760	1,884
Inventories	431	493
Corporate and Others Segment [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	0	0
Eliminations [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	$ (1,488)	$ (2,119)